Other receivables	12 Months Ended
Jun. 30, 2012
Other Receivables Disclosure [Abstract]
Other receivables
Note 5 – Other receivables

Other receivables consisted of the following:

	June 30, 2012	June 30, 2011
Receivables from an unrelated company	$1,099,910	$125,503
Advances to employees	117,394	42,740
Interest receivable	193,119	-
Miscellaneous	1,585	63,883
Other receivables	$1,412,008	$232,126

For the years ended June 30, 2012 and 2011, the Company wrote off $50,211 and $31,689 in uncollectible other receivables, respectively.